UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     January 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $820,811 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEST BUY INC                   COM              086516101      100   250000 SH  PUT  DEFINED 01             250000        0        0
BLACKROCK INC                  DBCV 2.625% 2/1  09247XAB7    40997 19000000 PRN      DEFINED 01           19000000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    11025   450000 SH       DEFINED 01             450000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     5178   150000 SH       DEFINED 01             150000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1250    34700 SH       DEFINED 01              34700        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     8525 12500000 PRN      DEFINED 01           12500000        0        0
EMCORE CORP                    NOTE 5.500% 5/1  290846AC8    45953 21006000 PRN      DEFINED 01           21006000        0        0
ESSEX PPTY TR INC              COM              297178105      227     2333 SH       DEFINED 01               2333        0        0
FEDERAL NATL MTG ASSN          COM              313586109       30   150000 SH  PUT  DEFINED 01             150000        0        0
GENERAL MTRS CORP              COM              370442105        5   250000 SH  CALL DEFINED 01                  0        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733   169400  8750000 SH       DEFINED 01            8750000        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717    34265  1750000 SH       DEFINED 01            1750000        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    36177  1500000 SH       DEFINED 01            1500000        0        0
GREY WOLF INC                  FRNT 4/0         397888AF5    12360 11500000 PRN      DEFINED 01           11500000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    26936 30000000 PRN      DEFINED 01           30000000        0        0
ISHARES INC                    MSCI JAPAN       464286848       16  1500000 SH  CALL DEFINED 01                  0        0        0
ISOLAGEN INC                   NOTE 3.500%11/0  46488NAB9     3917  5000000 PRN      DEFINED 01            5000000        0        0
IVAX CORP                      NOTE 4.500% 5/1  465823AG7    95808 91555000 PRN      DEFINED 01           91555000        0        0
KEY ENERGY SVCS INC            COM              492914106     3598   250000 SH       DEFINED 01             250000        0        0
OMNICOM GROUP INC              COM              681919106      870    18300 SH       DEFINED 01              18300        0        0
OMNICOM GROUP INC              NOTE 7/3         681919AM8    10319 10000000 PRN      DEFINED 01           10000000        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9    11074 24500000 PRN      DEFINED 01           24500000        0        0
SOVEREIGN BANCORP INC          COM              845905108        9   850000 SH  CALL DEFINED 01                  0        0        0
SOVEREIGN BANCORP INC          COM              845905108      400   500000 SH  PUT  DEFINED 01             500000        0        0
SPDR TR                        UNIT SER 1       78462F103     1430   500000 SH  PUT  DEFINED 01             500000        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    32601 30000000 PRN      DEFINED 01           30000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6    64409 71500000 PRN      DEFINED 01           71500000        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9   203927204500000 PRN      DEFINED 01          204500000        0        0
US BANCORP DEL                 COM NEW          902973304        5   500000 SH  CALL DEFINED 01                  0        0        0